Income Taxes (Details) - Schedule of income tax expenses ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Schedule of income tax expenses [Abstract]
Current tax expense	¥ 66,665		¥ 67,609	¥ 139,549
Deferred tax (income) expense	23,909		15,778	4,267
Income tax expense	¥ 90,574	$ 14,213	¥ 83,387	¥ 143,816